Schedule of Net Loss Basic and Diluted Per Share (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net (loss) income	$ (893,896)	$ (738,555)	$ (217,185)	$ (375,307)	$ (1,632,451)	$ (592,492)	$ (978,445)	$ 1,320,324
Remeasurement of common stock subject to redemption (as restated)	(138,638)	(162,099)	(440,824)	(455,764)	(300,737)	(896,588)	(2,175,180)	(3,595,663)
Net loss including remeasurement of common stock subject to redemption value	$ (1,032,534)	(900,654)	$ (658,009)	(831,071)	(1,933,188)	(1,489,080)	(3,153,625)	(2,275,339)
Remeasurement of common stock subject to redemption (as restated)		$ (162,099)		$ (455,764)	$ (300,737)	$ (896,588)	$ (2,175,180)	$ (3,595,663)
Redeemable Common Stock [Member]
Basic weighted average shares outstanding	218,965	277,511	2,562,567	2,562,567	248,076	2,562,567	2,425,214	5,755,364
Diluted weighted average shares outstanding	218,965	277,511	2,562,567	2,562,567	248,076	2,562,567	2,425,214	5,755,364
Basic net income (loss) per share of common stock	$ 0.35	$ 0.34	$ 0.06	$ 0.04	$ 0.69	$ 0.10	$ 0.36	$ 0.38
Diluted net income (loss) per share of common stock	$ 0.35	$ 0.34	$ 0.06	$ 0.04	$ 0.69	$ 0.10	$ 0.36	$ 0.38
Allocation of net income (loss), as adjusted (as restated)	$ (61,706)	$ (67,143)	$ (280,678)	$ (354,499)	$ (129,859)	$ (635,177)	$ (1,302,885)	$ (1,423,357)
Remeasurement of common stock subject to redemption (as restated)	138,638	162,099	440,824	455,764	300,737	896,588	2,175,180	3,595,663
Redeemable Common Stock [Member] | Revision of Prior Period, Adjustment [Member]
Allocation of net income (loss), as adjusted (as restated)	$ 76,932	$ 94,956	$ 160,146	$ 101,265	$ 170,878	$ 261,411	$ 872,295	$ 2,172,306
Non Redeemable Common Stock [Member]
Basic weighted average shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000
Diluted weighted average shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000
Basic net income (loss) per share of common stock	$ (0.28)	$ (0.24)	$ (0.11)	$ (0.14)	$ (0.52)	$ (0.25)	$ (0.54)	$ (0.25)
Diluted net income (loss) per share of common stock	$ (0.28)	$ (0.24)	$ (0.11)	$ (0.14)	$ (0.52)	$ (0.25)	$ (0.54)	$ (0.25)
Allocation of net income (loss), as adjusted (as restated)	$ (970,828)	$ (833,511)	$ (377,331)	$ (476,572)	$ (1,803,329)	$ (853,903)	$ (1,850,740)	$ (851,982)
Remeasurement of common stock subject to redemption (as restated)
Non Redeemable Common Stock [Member] | Revision of Prior Period, Adjustment [Member]
Allocation of net income (loss), as adjusted (as restated)	$ (970,828)	$ (833,511)	$ (377,331)	$ (476,572)	$ (1,803,329)	$ (853,903)	$ (1,850,740)	$ (851,982)